ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
SCHEDULE OF ACCOUNTS RECEIVABLE
Accounts receivable at December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
	USD	USD
Accounts receivable	126,352,173	77,858,266
Less: Allowance for doubtful accounts	(1,236,331)	(590,991)
Total	125,115,842	77,267,275

Accounts Receivable [Member]
SCHEDULE OF ACTIVITIES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS
The activity in the allowance for doubtful accounts – accounts receivable for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	USD	USD	USD
Beginning balance	590,991	533,596	443,624
Provisions	655,148	23,783	123,239
Foreign currency translation adjustment	(9,808)	33,612	(33,267)
Ending balance	1,236,331	590,991	533,596